UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Short Duration High Income Fund
Class A [SHIAX]	Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$100	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31,2025, Class A shares of Western Asset Short Duration High Income Fund returned 7.86%. The Fund compares its performance to the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index, which returned 8.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight to securities rated BB as they underperformed.
↑	Issuer selection within multiple sectors, including technology, transportation and energy.
↑	Opportunistic allocation to emerging markets.

Top detractors from performance:
↓	Industry allocation, driven mainly by an underweight to communications and an overweight to banking.
↓	Opportunistic allocation to investment-grade-rated securities.
↓	Issuer selection within multiple sectors, including communications and consumer cyclicals.
Use of derivatives and the impact on performance:
The Fund used both single-name and index credit default swaps, as well as options on index credit default swaps, to manage credit exposures. It also utilized currency forwards to manage currency exposures during the period. In aggregate, these credit and currency derivatives had a minimal positive impact on returns.
Western Asset Short Duration High Income Fund	PAGE 1	7085-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	7.86	5.80	4.31
Class A (with sales charge)	5.44	5.34	4.08
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	8.70	6.33	5.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$495,519,602
Total Number of Portfolio Holdings*	345
Total Management Fee Paid	$2,708,482
Portfolio Turnover Rate	47%
*	Does not include derivatives, except purchased options, if any.
Western Asset Short Duration High Income Fund	PAGE 2	7085-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short Duration High Income Fund	PAGE 3	7085-ATSR-0925

Western Asset Short Duration High Income Fund
Class C [LWHIX]	Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$173	1.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31,2025, Class C shares of Western Asset Short Duration High Income Fund returned 7.32%. The Fund compares its performance to the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index, which returned 8.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight to securities rated BB as they underperformed.
↑	Issuer selection within multiple sectors, including technology, transportation and energy.
↑	Opportunistic allocation to emerging markets.

Top detractors from performance:
↓	Industry allocation, driven mainly by an underweight to communications and an overweight to banking.
↓	Opportunistic allocation to investment-grade-rated securities.
↓	Issuer selection within multiple sectors, including communications and consumer cyclicals.
Use of derivatives and the impact on performance:
The Fund used both single-name and index credit default swaps, as well as options on index credit default swaps, to manage credit exposures. It also utilized currency forwards to manage currency exposures during the period. In aggregate, these credit and currency derivatives had a minimal positive impact on returns.
Western Asset Short Duration High Income Fund	PAGE 1	7984-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	7.32	5.09	3.59
Class C (with sales charge)	6.32	5.09	3.59
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	8.70	6.33	5.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$495,519,602
Total Number of Portfolio Holdings*	345
Total Management Fee Paid	$2,708,482
Portfolio Turnover Rate	47%
*	Does not include derivatives, except purchased options, if any.
Western Asset Short Duration High Income Fund	PAGE 2	7984-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short Duration High Income Fund	PAGE 3	7984-ATSR-0925

Western Asset Short Duration High Income Fund
Class C1 [SHICX]	Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$155	1.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31,2025, Class C1 shares of Western Asset Short Duration High Income Fund returned 7.50%. The Fund compares its performance to the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index, which returned 8.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight to securities rated BB as they underperformed.
↑	Issuer selection within multiple sectors, including technology, transportation and energy.
↑	Opportunistic allocation to emerging markets.

Top detractors from performance:
↓	Industry allocation, driven mainly by an underweight to communications and an overweight to banking.
↓	Opportunistic allocation to investment-grade-rated securities.
↓	Issuer selection within multiple sectors, including communications and consumer cyclicals.
Use of derivatives and the impact on performance:
The Fund used both single-name and index credit default swaps, as well as options on index credit default swaps, to manage credit exposures. It also utilized currency forwards to manage currency exposures during the period. In aggregate, these credit and currency derivatives had a minimal positive impact on returns.
Western Asset Short Duration High Income Fund	PAGE 1	7243-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C1	7.50	5.35	3.89
Class C1 (with sales charge)	6.50	5.35	3.89
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	8.70	6.33	5.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$495,519,602
Total Number of Portfolio Holdings*	345
Total Management Fee Paid	$2,708,482
Portfolio Turnover Rate	47%
*	Does not include derivatives, except purchased options, if any.
Western Asset Short Duration High Income Fund	PAGE 2	7243-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short Duration High Income Fund	PAGE 3	7243-ATSR-0925

Western Asset Short Duration High Income Fund
Class R [LWSRX]	Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$145	1.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31,2025, Class R shares of Western Asset Short Duration High Income Fund returned 7.40%. The Fund compares its performance to the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index, which returned 8.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight to securities rated BB as they underperformed.
↑	Issuer selection within multiple sectors, including technology, transportation and energy.
↑	Opportunistic allocation to emerging markets.

Top detractors from performance:
↓	Industry allocation, driven mainly by an underweight to communications and an overweight to banking.
↓	Opportunistic allocation to investment-grade-rated securities.
↓	Issuer selection within multiple sectors, including communications and consumer cyclicals.
Use of derivatives and the impact on performance:
The Fund used both single-name and index credit default swaps, as well as options on index credit default swaps, to manage credit exposures. It also utilized currency forwards to manage currency exposures during the period. In aggregate, these credit and currency derivatives had a minimal positive impact on returns.
Western Asset Short Duration High Income Fund	PAGE 1	7129-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	7.40	5.35	3.91
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	8.70	6.33	5.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$495,519,602
Total Number of Portfolio Holdings*	345
Total Management Fee Paid	$2,708,482
Portfolio Turnover Rate	47%
*	Does not include derivatives, except purchased options, if any.
Western Asset Short Duration High Income Fund	PAGE 2	7129-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short Duration High Income Fund	PAGE 3	7129-ATSR-0925

Western Asset Short Duration High Income Fund
Class I [SHIYX]	Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Western Asset Short Duration High Income Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$75	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31,2025, Class I shares of Western Asset Short Duration High Income Fund returned 8.11%. The Fund compares its performance to the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index, which returned 8.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight to securities rated BB as they underperformed.
↑	Issuer selection within multiple sectors, including technology, transportation and energy.
↑	Opportunistic allocation to emerging markets.

Top detractors from performance:
↓	Industry allocation, driven mainly by an underweight to communications and an overweight to banking.
↓	Opportunistic allocation to investment-grade-rated securities.
↓	Issuer selection within multiple sectors, including communications and consumer cyclicals.
Use of derivatives and the impact on performance:
The Fund used both single-name and index credit default swaps, as well as options on index credit default swaps, to manage credit exposures. It also utilized currency forwards to manage currency exposures during the period. In aggregate, these credit and currency derivatives had a minimal positive impact on returns.
Western Asset Short Duration High Income Fund	PAGE 1	7459-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class I	8.11	6.08	4.59
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	8.70	6.33	5.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$495,519,602
Total Number of Portfolio Holdings*	345
Total Management Fee Paid	$2,708,482
Portfolio Turnover Rate	47%
*	Does not include derivatives, except purchased options, if any.
Western Asset Short Duration High Income Fund	PAGE 2	7459-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short Duration High Income Fund	PAGE 3	7459-ATSR-0925

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2024 and July 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $134,336 in July 31, 2024 and $143,896 in July 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2024 and $0 in July 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $29,750 in July 31, 2024 and $29,750 in July 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2024 and $0 in July 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $342,635 in July 31, 2024 and $334,889 in July 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Short Duration High Income Fund
Financial Statements and Other Important Information
Annual  | July 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
July 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 78.1%
Communication Services — 11.2%
Diversified Telecommunication Services — 1.4%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	$2,500,000	$917,975 *(a)(b)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	2,670,000	2,386,312 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	710,000	616,585 (a)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	2,682,734	3,044,970 (a)
Total Diversified Telecommunication Services				6,965,842
Entertainment — 1.8%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,730,000	674,700 (a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	2,010,000	1,714,580 (a)
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	2,350,000	2,444,183 (a)
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	1,470,000	1,480,614 (a)(c)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	1,655,000	1,390,804
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,500,000	1,003,958
Total Entertainment				8,708,839
Media — 6.7%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	880,000	903,975 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	4,900,000	4,659,551 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,600,000	1,498,144 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,000,000	2,724,313
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	1,080,000	1,079,184 (a)(c)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	710,000	706,541 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	990,000	955,500 (a)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,327,000	2,070,413
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	1,340,000	1,262,565 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,200,000	1,073,469 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,650,000	1,719,830 (a)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	$6,273,000	$6,615,224
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	517,020	490,419 (d)
EW Scripps Co., Secured Notes	9.875%	8/15/30	1,120,000	1,114,116 (a)(c)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	150,000	143,765 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	830,000	837,878 (a)
McClatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	3,212,806	3,518,022 (a)(d)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	850,000	873,938 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	840,000	872,143 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	400,000	360,981 (a)
Total Media				33,479,971
Wireless Telecommunication Services — 1.3%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	3,540,000	3,313,490 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	3,320,000	2,626,075 (a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	640,000	297,006 (a)
Total Wireless Telecommunication Services				6,236,571

Total Communication Services				55,391,223
Consumer Discretionary — 17.8%
Automobile Components — 2.5%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	630,000	642,865 (a)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	3,000,000	2,724,323
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	3,280,000	3,383,828 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	2,240,000	2,293,732 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	1,380,000	1,378,366 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	200,000	194,015 (e)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	2,020,000	1,923,673 (a)
Total Automobile Components				12,540,802
Automobiles — 1.3%
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,000,000	1,002,231
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,970,000	1,812,128 (a)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobiles — continued
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	$4,580,000	$3,583,850 (a)
Total Automobiles				6,398,209
Diversified Consumer Services — 0.2%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	1,132,000	1,119,510 (a)
Hotels, Restaurants & Leisure — 8.6%
Caesars Entertainment Inc., Senior Notes	6.000%	10/15/32	2,230,000	2,154,125 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	2,000,000	2,064,314 (a)
Carnival Corp., Senior Notes	5.750%	3/1/27	110,000	111,166 (a)
Carnival Corp., Senior Notes	6.000%	5/1/29	5,820,000	5,875,249 (a)
Carnival Corp., Senior Notes	5.875%	6/15/31	250,000	253,906 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	140,000	142,571 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	1,500,000	1,427,181 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,770,000	2,683,644 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	150,000	152,443
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	1,040,000	1,070,228
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	680,000	685,443 (a)
Light & Wonder International Inc., Senior Notes	7.000%	5/15/28	270,000	270,454 (a)
Melco Resorts Finance Ltd., Senior Notes	5.250%	4/26/26	1,565,000	1,562,044 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,000,000	958,071 (a)
MGM Resorts International, Senior Notes	5.500%	4/15/27	1,140,000	1,144,696
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	3,100,000	3,258,813 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,430,000	1,448,160 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	4,700,000	4,736,693 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	4,500,000	4,537,418 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	2,000,000	2,153,362 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	250,000	247,893 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	3,500,000	3,464,000 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,300,000	2,283,704 (a)
Total Hotels, Restaurants & Leisure				42,685,578
Household Durables — 1.1%
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	2,000,000	2,071,875 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	670,000	703,750 (a)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Household Durables — continued
TopBuild Corp., Senior Notes	3.625%	3/15/29	$2,500,000	$2,357,899 (a)
Total Household Durables				5,133,524
Specialty Retail — 4.0%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000	439,776 (a)
Acushnet Co., Senior Notes	7.375%	10/15/28	1,320,000	1,376,709 (a)
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	2,400,000	2,404,259
Foot Locker Inc., Senior Notes	4.000%	10/1/29	4,150,000	3,913,113 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	2,500,000	2,328,501 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	200,000	198,701 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	4,060,000	3,239,770 (a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	2,450,000	2,400,725 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	780,000	801,507
Upbound Group Inc., Senior Notes	6.375%	2/15/29	2,590,000	2,528,793 (a)
Total Specialty Retail				19,631,854
Textiles, Apparel & Luxury Goods — 0.1%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	2,610,000	600,300 (a)

Total Consumer Discretionary				88,109,777
Consumer Staples — 0.8%
Beverages — 0.2%
Primo Water Holdings Inc./Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,130,000	1,133,690 (a)
Food Products — 0.6%
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./ Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	1,360,000	1,288,740 (a)
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	1,796,000	1,796,689 (a)
Total Food Products				3,085,429

Total Consumer Staples				4,219,119
Energy — 8.1%
Energy Equipment & Services — 0.3%
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	1,740,000	1,491,534 (a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,400,000	8,400 *(a)(b)
Total Energy Equipment & Services				1,499,934
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — 7.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	$630,000	$630,153 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.000%	7/15/29	2,980,000	3,092,778 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	1,970,000	2,011,109 (a)
EQT Corp., Senior Notes	7.500%	6/1/27	2,500,000	2,545,105 (a)
EQT Corp., Senior Notes	4.500%	1/15/29	555,000	548,545 (a)
Hess Midstream Operations LP, Senior Notes	5.875%	3/1/28	1,140,000	1,159,627 (a)
HF Sinclair Corp., Senior Notes	6.375%	4/15/27	807,000	809,766
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.000%	4/15/30	1,350,000	1,328,909 (a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	2,350,000	2,452,460 (a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	1,700,000	1,704,835 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.051%	9/30/29	2,421,621	2,385,297 (a)(f)(g)(h)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	1,630,000	1,647,303 (a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	510,000	521,879 (a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	3,500,000	3,505,096 (a)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	646,000	703,823 (a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	2,000,000	2,052,212
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	410,000	426,421 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	520,000	530,130 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	7.375%	2/15/29	570,000	585,348 (a)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	1,880,000	2,051,464 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	1,160,000	1,177,174 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	5,500,000	5,692,709 (a)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	$820,000	$886,066 (a)
Total Oil, Gas & Consumable Fuels				38,448,209

Total Energy				39,948,143
Financials — 10.4%
Banks — 2.7%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,200,000	1,420,286 (h)(i)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	690,000	693,614 (h)(i)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	2,520,000	2,671,649 (a)(h)(i)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	480,000	514,786 (a)(h)(i)
Citigroup Inc., Junior Subordinated Notes (7.200% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 2.905%)	7.200%	5/15/29	1,300,000	1,340,535 (h)(i)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,760,000	1,780,830 (a)(h)(i)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/29/25	920,000	923,428 (h)(i)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,480,000	1,584,378 (h)(i)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	2,300,000	2,430,152 (h)
Total Banks				13,359,658
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — 0.7%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	$790,000	$722,818 (h)(i)
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	1,100,000	1,035,954 (a)
Credit Suisse AG AT1 Claim	—	—	1,010,000	0 *(f)(g)(j)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	910,000	956,866 (a)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	720,000	892,757 (a)(h)
Total Capital Markets				3,608,395
Consumer Finance — 0.7%
FirstCash Inc., Senior Notes	5.625%	1/1/30	2,380,000	2,357,243 (a)
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	1,180,000	1,170,812 (a)
Total Consumer Finance				3,528,055
Financial Services — 3.5%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	3,330,000	3,522,943 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	2,400,000	2,396,418 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	520,000	540,997 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	660,000	632,648 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,690,000	1,746,920 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	60,000	61,444 (a)
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	1,350,000	1,463,731 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	1,300,000	1,318,951 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	711,818	677,117 (a)(c)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	3,700,000	3,796,067 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	1,000,000	945,593 (a)
Total Financial Services				17,102,829
Insurance — 0.8%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	470,000	476,171 (a)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	$2,440,000	$2,516,201 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	750,000	752,733 (a)
Total Insurance				3,745,105
Mortgage Real Estate Investment Trusts (REITs) — 2.0%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	470,000	446,842 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	1,160,000	1,185,097 (a)
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	870,000	854,615 (a)
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	2,710,000	2,633,067 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	2,890,000	3,026,089 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	1,970,000	1,990,938 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				10,136,648

Total Financials				51,480,690
Health Care — 6.3%
Health Care Equipment & Supplies — 0.5%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	2,330,000	2,378,681 (a)
Health Care Providers & Services — 3.3%
Akumin Inc., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	8/1/27	1,310,000	1,232,947 (a)(d)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,220,000	949,624 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	4,000,000	3,805,360 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,230,000	1,291,047 (a)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,000,000	1,079,036 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	4,650,000	5,116,604 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	2,400,000	2,485,733 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	693,000	611,572 (a)
Total Health Care Providers & Services				16,571,923
Pharmaceuticals — 2.5%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	2,580,000	2,628,282 (a)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	$80,000	$80,189 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,820,000	1,321,775 (a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	655,000	421,876 (a)
Par Pharmaceutical Inc., Escrow	—	—	1,580,000	0 *(a)(f)(g)(j)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	2,779,000	2,761,701
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	250,000	258,593
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	2,540,000	2,772,969
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	1,000,000	1,132,404
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	5.750%	12/1/30	830,000	842,700
Total Pharmaceuticals				12,220,489

Total Health Care				31,171,093
Industrials — 15.1%
Aerospace & Defense — 2.8%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	1,350,000	1,386,206 (a)
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	490,000	501,663 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	250,000	256,743 (a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	370,000	384,582 (a)
Bombardier Inc., Senior Notes	8.750%	11/15/30	4,000,000	4,309,496 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	2,200,000	2,300,003 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	2,410,000	2,462,085 (a)
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	130,000	133,211 (a)
TransDigm Inc., Senior Secured Notes	6.875%	12/15/30	1,250,000	1,296,465 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	700,000	729,747 (a)
Total Aerospace & Defense				13,760,201
Building Products — 0.4%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,790,000	1,836,987 (a)
Commercial Services & Supplies — 3.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,470,000	1,431,470 (a)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	4,230,000	4,476,161
GEO Group Inc., Senior Notes	10.250%	4/15/31	4,400,000	4,840,734
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	2,300,000	2,386,452 (a)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Commercial Services & Supplies — continued
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	$300,000	$290,577 (a)
RB Global Holdings Inc., Senior Secured Notes	6.750%	3/15/28	1,330,000	1,363,105 (a)
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	2,220,000	2,165,140 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,090,000	1,114,776 (a)
Total Commercial Services & Supplies				18,068,415
Construction & Engineering — 1.3%
Empire Communities Corp., Senior Notes	9.750%	5/1/29	2,520,000	2,573,117 (a)
JH North America Holdings Inc., Senior Secured Notes	5.875%	1/31/31	460,000	461,863 (a)
JH North America Holdings Inc., Senior Secured Notes	6.125%	7/31/32	750,000	758,344 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,210,000	2,486,959 (a)
Total Construction & Engineering				6,280,283
Electrical Equipment — 0.1%
Gates Corp., Senior Notes	6.875%	7/1/29	680,000	700,624 (a)
Ground Transportation — 0.8%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	2,430,000	2,255,550 (a)
RXO Inc., Senior Notes	7.500%	11/15/27	1,480,000	1,506,476 (a)
Total Ground Transportation				3,762,026
Machinery — 1.8%
Esab Corp., Senior Notes	6.250%	4/15/29	2,210,000	2,260,848 (a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	630,000	630,306
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	1,570,000	1,508,746 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	3,300,000	3,300,760
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,300,000	1,265,485 (a)
Total Machinery				8,966,145
Passenger Airlines — 3.0%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,170,000	1,158,410 (a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	950,000	970,291 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	5,590,000	5,845,743 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	290,000	290,082 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	750,000	725,760 (a)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Passenger Airlines — continued
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/12/30	$2,075,088	$1,333,244 (a)(d)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	4,500,000	4,397,130 (a)
United Airlines Pass-Through Trust	4.875%	1/15/26	145,990	145,785
Total Passenger Airlines				14,866,445
Trading Companies & Distributors — 1.3%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	900,000	930,745 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	900,000	932,624 (a)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	2,310,000	2,305,856
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	2,500,000	2,546,727 (a)
Total Trading Companies & Distributors				6,715,952

Total Industrials				74,957,078
Information Technology — 2.9%
Communications Equipment — 0.8%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	1,604,000	1,559,569 (a)
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	210,000	221,350 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,090,000	1,102,056 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	1,380,000	1,203,302 (a)
Total Communications Equipment				4,086,277
IT Services — 0.2%
CoreWeave Inc., Senior Notes	9.250%	6/1/30	610,000	613,539 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	620,000	618,131 (a)
Total IT Services				1,231,670
Software — 1.4%
Citrix Systems Inc., Senior Secured Notes	4.500%	12/1/27	1,790,000	1,721,676
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	2,060,000	2,133,317 (a)
Cloud Software Group Inc., Senior Secured Notes	6.500%	3/31/29	1,700,000	1,717,994 (a)
Gen Digital Inc., Senior Notes	6.750%	9/30/27	1,130,000	1,149,617 (a)
Total Software				6,722,604
Technology Hardware, Storage & Peripherals — 0.5%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	840,000	836,782 (a)
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	780,000	829,519 (a)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Technology Hardware, Storage & Peripherals — continued
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	$630,000	$638,002 (a)
Total Technology Hardware, Storage & Peripherals				2,304,303

Total Information Technology				14,344,854
Materials — 3.0%
Construction Materials — 0.1%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	390,000	389,036 (a)
Containers & Packaging — 0.5%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,308,699	171,709 (a)(d)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	1,630,000	1,632,773 (a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	3.250%	9/1/28	830,000	783,300 (a)
Total Containers & Packaging				2,587,782
Metals & Mining — 2.3%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	5,080,000	5,389,682 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,500,000	1,503,608 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,260,000	2,356,059 (a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	2,340,000	2,356,312 (a)
Total Metals & Mining				11,605,661
Paper & Forest Products — 0.1%
Mercer International Inc., Senior Notes	5.125%	2/1/29	430,000	346,779

Total Materials				14,929,258
Real Estate — 2.5%
Diversified REITs — 1.0%
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,480,000	1,428,028
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	750,000	688,738
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	246,000	187,231
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	610,000	634,418 (a)
Uniti Group LP/Uniti Group Finance Inc./ CSL Capital LLC, Senior Secured Notes	10.500%	2/15/28	2,014,000	2,129,924 (a)
Total Diversified REITs				5,068,339
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	$430,000	$398,472
Hotel & Resort REITs — 1.0%
Service Properties Trust, Senior Notes	8.375%	6/15/29	2,690,000	2,789,783
Service Properties Trust, Senior Secured Notes	8.625%	11/15/31	1,850,000	1,971,819 (a)
Total Hotel & Resort REITs				4,761,602
Real Estate Management & Development — 0.4%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	2,201,255	2,228,302 (a)

Total Real Estate				12,456,715
Total Corporate Bonds & Notes (Cost — $389,191,413)				387,007,950
Senior Loans — 8.9%
Communication Services — 1.6%
Diversified Telecommunication Services — 0.3%
QualityTech LP, Term Loan (1 mo. Term SOFR + 3.500%)	7.827%	11/4/31	1,536,150	1,543,831 (g)(h)(k)(l)
Interactive Media & Services — 0.4%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.958%	10/26/29	289,259	282,365 (h)(k)(l)
X Corp., Term Loan B3	9.500%	10/26/29	1,660,000	1,612,856 (k)(l)
Total Interactive Media & Services				1,895,221
Media — 0.9%
CB Poly US Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	9.796%	5/18/29	1,575,450	1,363,749 (h)(k)(l)
Diamond Sports Net LLC, First Lien Exit Term Loan (15.000% PIK)	15.000%	1/2/28	1,931,701	1,699,298 (d)(k)(l)
Learfield Communications LLC, 2024 Term Loan B (1 mo. Term SOFR + 4.500%)	8.856%	6/30/28	1,260,864	1,273,788 (h)(k)(l)
Total Media				4,336,835

Total Communication Services				7,775,887
Consumer Discretionary — 1.8%
Automobile Components — 0.4%
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.570%	3/30/27	1,991,600	1,958,171 (h)(k)(l)
Diversified Consumer Services — 0.1%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	11.121%	6/25/30	735,798	694,542 (h)(k)(l)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — 1.0%
Catawba Nation Gaming Authority, Initial Term Loan B (3 mo. Term SOFR + 4.750%)	9.046%	3/28/32	$1,760,000	$1,797,400 (h)(k)(l)
Flutter Entertainment Public Ltd. Co., Third Incremental Term Loan B (3 mo. Term SOFR + 2.000%)	6.296%	6/4/32	2,960,000	2,964,928 (h)(k)(l)
Total Hotels, Restaurants & Leisure				4,762,328
Specialty Retail — 0.3%
Spencer Spirit IH LLC, Initial Term Loan (3 mo. Term SOFR + 4.750%)	9.060%	7/15/31	1,439,297	1,442,895 (g)(h)(k)(l)

Total Consumer Discretionary				8,857,936
Consumer Staples — 0.0%††
Household Products — 0.0%††
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	9.721%	12/23/28	187,782	74,878 (h)(k)(l)

Financials — 1.0%
Consumer Finance — 0.2%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.356%	3/12/29	900,923	905,639 (h)(k)(l)
Financial Services — 0.5%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	11.307%	4/7/28	340,000	336,032 (h)(k)(l)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.856%	7/31/31	1,975,112	1,981,166 (h)(k)(l)
Total Financial Services				2,317,198
Insurance — 0.3%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.456%	8/19/28	1,598,859	1,588,435 (h)(k)(l)

Total Financials				4,811,272
Health Care — 0.8%
Health Care Providers & Services — 0.3%
EyeCare Partners LLC, Term Loan B (5.227% Cash and 3.610% PIK)	8.837%	11/30/28	1,127,580	895,722 (d)(h)(k)(l)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.068%	5/16/31	696,325	696,109 (h)(k)(l)
Total Health Care Providers & Services				1,591,831
Pharmaceuticals — 0.5%
Amneal Pharmaceuticals LLC, Term Loan B	—	7/23/32	1,460,000	1,463,344 (m)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.396%	10/1/27	$748,042	$738,927 (h)(k)(l)
Total Pharmaceuticals				2,202,271

Total Health Care				3,794,102
Industrials — 1.3%
Commercial Services & Supplies — 1.1%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	9.796%	1/31/31	1,930,500	1,762,189 (h)(k)(l)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	8.721%	8/31/28	1,131,569	1,109,650 (h)(k)(l)
Thermostat Purchaser III Inc., Initial Term Loan B1 (2 mo. Term SOFR + 4.250%)	8.546%	8/31/28	2,452,798	2,464,032 (h)(k)(l)
Total Commercial Services & Supplies				5,335,871
Professional Services — 0.2%
Ryan LLC, Initial Term Loan (1 mo. Term SOFR + 3.500%)	7.856%	11/14/30	1,077,268	1,079,428 (h)(k)(l)
Trading Companies & Distributors — 0.0%††
QXO Building Products Inc., Term Loan B (3 mo. Term SOFR + 3.000%)	7.296%	4/30/32	305,556	308,551 (h)(k)(l)

Total Industrials				6,723,850
Information Technology — 2.1%
Communications Equipment — 0.5%
Global Tel Link Corp., Initial Term Loan (1 mo. Term SOFR + 7.500%)	11.856%	7/31/29	2,450,976	2,428,611 (h)(k)(l)
Software — 1.4%
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.356%	2/19/29	1,450,000	1,305,000 (h)(k)(l)
Magenta Security Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 7.010%)	11.318%	7/27/28	52,657	43,985 (h)(k)(l)
Starlight Parent LLC, Term Loan (1 mo. Term SOFR + 4.000%)	8.340%	4/16/32	2,680,000	2,653,200 (h)(k)(l)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	2,860,000	2,879,920 (k)(l)
Total Software				6,882,105
Technology Hardware, Storage & Peripherals — 0.2%
Vericast Corp., 2024 Extended Term Loan (3 mo. Term SOFR + 7.750%)	12.046%	6/16/26	1,243,284	1,219,456 (h)(k)(l)

Total Information Technology				10,530,172
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Materials — 0.3%
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B (1 mo. Term SOFR + 3.250%)	7.606%	4/1/32	$751,856	$752,183 (h)(k)(l)
Clydesdale Acquisition Holdings Inc., Delayed Draw Term Loan (1 mo. Term SOFR + 3.250%)	7.606%	4/1/32	13,144	13,150 (h)(k)(l)(n)
Total Containers & Packaging				765,333
Metals & Mining — 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	861,038	858,230 (f)(g)(k)(l)

Total Materials				1,623,563
Total Senior Loans (Cost — $45,208,835)				44,191,660
Asset-Backed Securities — 5.6%
AGL CLO Ltd., 2021-16A DR (3 mo. Term SOFR + 2.400%)	6.725%	1/20/35	240,000	239,103 (a)(h)
AIMCO CLO, 2015-AA DR3 (3 mo. Term SOFR + 2.950%)	7.272%	10/17/34	1,000,000	1,004,994 (a)(h)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2002-C M1 (1 mo. Term SOFR + 3.489%)	7.842%	11/25/32	670,157	705,946 (h)
Apex Credit CLO Ltd., 2019-2A D1NR (3 mo. Term SOFR + 3.500%)	7.818%	1/25/38	1,100,000	1,091,750 (a)(h)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	8.645%	4/20/35	560,000	559,325 (a)(h)
Apex Credit CLO Ltd., 2022-1A D (3 mo. Term SOFR + 4.400%)	8.732%	4/22/33	250,000	250,250 (a)(h)
Apidos CLO Ltd., XXXA CR (3 mo. Term SOFR + 3.000%)	7.329%	10/18/31	750,000	754,685 (a)(h)
Bain Capital Credit CLO Ltd., 2019-1A DR2 (3 mo. Term SOFR + 3.100%)	7.425%	4/19/34	850,000	852,483 (a)(h)
Bain Capital Credit CLO Ltd., 2021-4A D (3 mo. Term SOFR + 3.362%)	7.687%	10/20/34	400,000	400,065 (a)(h)
Barings CLO Ltd., 2023-3A D (3 mo. Term SOFR + 4.500%)	8.818%	10/15/36	370,000	373,153 (a)(h)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.268%	7/15/37	980,000	996,626 (a)(h)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	8.219%	11/22/34	990,000	992,613 (a)(h)
Bridge Street CLO Ltd., 2025-1A D1A (3 mo. Term SOFR + 2.850%)	7.175%	4/20/38	460,000	453,171 (a)(h)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	7.325%	10/20/37	$930,000	$935,003 (a)(h)
CIFC Funding Ltd., 2021-1A D1R (3 mo. Term SOFR + 3.150%)	7.468%	7/25/37	500,000	500,955 (a)(h)
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.868%	1/25/35	610,000	599,630 (a)(h)
Galaxy CLO Ltd., 2018-26A DR (3 mo. Term SOFR + 2.950%)	7.276%	11/22/31	440,000	442,893 (a)(h)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.762%)	7.079%	4/15/31	700,000	702,552 (a)(h)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	9.529%	4/15/31	480,000	480,580 (a)(h)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.801%	4/17/34	500,000	501,250 (a)(c)(h)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. Term SOFR + 0.654%)	5.007%	3/25/36	1,515,770	680,280 (h)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	9.175%	1/20/37	760,000	757,691 (a)(h)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	7.568%	7/25/34	710,000	711,775 (a)(c)(h)
Jamestown CLO Ltd., 2021-17A DR (3 mo. Term SOFR + 3.500%)	7.818%	1/25/35	1,100,000	1,104,039 (a)(h)
Madison Park Funding Ltd., 2016-24A DR2 (3 mo. Term SOFR + 2.950%)	7.275%	10/20/29	590,000	592,694 (a)(h)
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	7.218%	7/15/36	520,000	521,687 (a)(h)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	9.218%	1/25/37	1,040,000	1,028,805 (a)(h)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.699%	7/15/31	440,000	438,522 (a)(h)
MVW LLC, 2021-1WA C	1.940%	1/22/41	196,910	187,512 (a)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	7.475%	7/20/36	710,000	713,838 (a)(h)
Ocean Trails CLO Ltd., 2014-5A DRR (3 mo. Term SOFR + 3.712%)	8.032%	10/13/31	510,000	508,270 (a)(h)
Ocean Trails CLO Ltd., 2022-12A D1R (3 mo. Term SOFR + 3.500%)	7.825%	7/20/35	550,000	547,939 (a)(h)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.175%	7/19/37	710,000	712,600 (a)(h)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	7.318%	4/15/31	730,000	729,564 (a)(h)
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Palmer Square Loan Funding Ltd., 2024-1A C (3 mo. Term SOFR + 2.550%)	6.868%	10/15/32	$500,000	$501,647 (a)(h)
Palmer Square Loan Funding Ltd., 2024-3A C (3 mo. Term SOFR + 2.950%)	7.257%	8/8/32	900,000	902,723 (a)(h)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	7.325%	4/20/38	1,210,000	1,213,029 (a)(h)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.338%	5/25/31	901,485	650,971 (a)(h)
Voya CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.012%)	7.329%	7/15/31	940,000	931,453 (a)(h)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	7.025%	1/20/38	1,260,000	1,263,177 (a)(h)

Total Asset-Backed Securities (Cost — $28,194,950)				27,535,243
			Shares
Investments in Underlying Funds — 2.0%
iShares 0-5 Year High Yield Corporate Bond ETF			113,400	4,880,736
SPDR Bloomberg Short Term High Yield Bond ETF			192,650	4,899,089

Total Investments in Underlying Funds (Cost — $9,731,939)				9,779,825
	Rate	Maturity Date	Face Amount
Collateralized Mortgage Obligations(o) — 1.7%
Banc of America Funding Trust, 2015-R4 2A1 (1 mo. Term SOFR + 0.319%)	4.639%	2/25/37	$101,195	100,845 (a)(h)
Eagle RE Ltd., 2023-1 M2 (30 Day Average SOFR + 5.200%)	9.550%	9/26/33	920,000	975,983 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.400%	1/25/34	790,000	845,357 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 M2 (30 Day Average SOFR + 1.650%)	6.000%	1/25/34	47,712	47,901 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	726,918	705,097 (a)(h)
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(o) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	$960,000	$918,195 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 M	5.000%	11/25/63	320,000	269,286 (a)(h)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	8.564%	7/25/39	180,776	185,262 (a)(h)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.714%	1/25/40	260,000	266,571 (a)(h)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.450%	10/25/41	520,000	531,798 (a)(h)
Federal National Mortgage Association (FNMA) — CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	7.500%	12/25/41	100,000	102,627 (a)(h)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B1 (30 Day Average SOFR + 2.700%)	7.050%	1/25/44	280,000	288,921 (a)(h)
Federal National Mortgage Association (FNMA) — CAS, 2025-R02 1B1 (30 Day Average SOFR + 1.950%)	6.300%	2/25/45	270,000	272,446 (a)(h)
LHOME Mortgage Trust, 2024-RTL4 M1	7.792%	7/25/39	1,200,000	1,201,811 (a)(h)
LHOME Mortgage Trust, 2025-RTL1 M1	7.023%	1/25/40	680,000	678,638 (a)(h)
Verus Securitization Trust, 2023-8 B1	8.083%	12/25/68	930,000	948,748 (a)(h)

Total Collateralized Mortgage Obligations (Cost — $8,226,445)				8,339,486
Convertible Bonds & Notes — 0.8%
Communication Services — 0.1%
Media — 0.1%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	437,887	555,459 (d)

Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.3%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	1,020,000	929,811
NCL Corp. Ltd., Senior Notes	1.125%	2/15/27	530,000	557,825

Total Consumer Discretionary				1,487,636
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financials — 0.2%
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	$990,000	$986,535

Industrials — 0.2%
Aerospace & Defense — 0.2%
AeroVironment Inc., Senior Notes	0.000%	7/15/30	880,000	990,792

Total Convertible Bonds & Notes (Cost — $3,939,172)				4,020,422
Sovereign Bonds — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	99,536	81,072
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	496,326	385,094
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	953,791	631,887

Total Sovereign Bonds (Cost — $990,398)				1,098,053
			Shares/Units
Common Stocks — 0.2%
Consumer Discretionary — 0.1%
Diversified Consumer Services — 0.1%
WW International Inc.			14,399	609,222 *

Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Permian Production Partners LLC			37,916	0 *(f)(g)(j)

Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC			466	1,906 *(f)(p)
Spirit Aviation Holdings Inc.			80,264	328,280 *

Total Industrials				330,186
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			871	23,871 *(f)(g)

Total Common Stocks (Cost — $1,809,472)				963,279
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Annual Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $694,222)		3/12/30	57,028	$233,245 *(a)(f)(p)
Total Investments before Short-Term Investments (Cost — $487,986,846)				483,169,163
	Rate		Shares
Short-Term Investments — 1.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $8,810,746)	4.268%		8,810,746	8,810,746 (q)(r)
Total Investments — 99.3% (Cost — $496,797,592)				491,979,909
Other Assets in Excess of Liabilities — 0.7%				3,539,693
Total Net Assets — 100.0%				$495,519,602

See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Short Duration High Income Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on this security is currently in default as of July 31, 2025.
(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Security has no maturity date. The date shown represents the next call date.
(j)	Value is less than $1.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	All or a portion of this loan has not settled as of July 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(n)
All or a portion of this loan is unfunded as of July 31, 2025. The interest rate for fully unfunded term loans is to be determined. At July 31, 2025, the total principal amount and market value of unfunded commitments totaled
$12,750 and $12,756, respectively.

(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Restricted security (Note 9).
(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $8,810,746 and the cost was $8,810,746 (Note 8).

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Annual Report

 Western Asset Short Duration High Income Fund
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
ETF	—	Exchange-Traded Fund
ICE	—	Intercontinental Exchange
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SPDR	—	Standard & Poor’s Depositary Receipts
USD	—	United States Dollar
At July 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	478,773	USD	352,847	Citibank N.A.	10/16/25	$(6,000)
AUD	809,439	USD	528,200	JPMorgan Chase & Co.	10/16/25	(7,244)
EUR	228,114	USD	269,591	JPMorgan Chase & Co.	10/16/25	(7,926)
Net unrealized depreciation on open forward foreign currency contracts						$(21,170)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
USD	—	United States Dollar
At July 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at July 31, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc., 6.500%, due 7/1/25	$1,918,000	12/20/29	5.747%	5.000% quarterly	$(49,720)	$76,954	$(126,674)
American Airlines Group Inc., 6.500%, due 7/1/25	168,000	6/20/30	5.989%	5.000% quarterly	(6,195)	(7,289)	1,094
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Short Duration High Income Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1] (cont’d)
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at July 31, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Nabors Industries Inc., 9.125%, due 1/31/30	$419,000	6/20/29	9.235%	1.000% quarterly	$(99,959)	$(59,375)	$(40,584)
Nabors Industries Inc., 9.125%, due 1/31/30	1,482,000	6/20/30	9.811%	1.000% quarterly	(430,349)	(360,905)	(69,444)
Total	$3,987,000				$(586,223)	$(350,615)	$(235,608)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at July 31, 2025[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Transocean Inc., 8.000%, due 2/1/27	$419,000	6/20/29	5.283%	1.000% quarterly	$57,334	$41,603	$15,731
Transocean Inc., 8.000%, due 2/1/27	1,482,000	6/20/30	5.792%	1.000% quarterly	266,543	257,789	8,754
Total	$1,901,000				$323,877	$299,392	$24,485

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.44 Index	$3,412,000	6/20/30	5.000% quarterly	$246,424	$243,954	$2,470

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Annual Report

 Western Asset Short Duration High Income Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Annual Report

Statement of Assets and Liabilities
July 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $487,986,846)	$483,169,163
Investments in affiliated securities, at value (Cost — $8,810,746)	8,810,746
Foreign currency, at value (Cost — $8)	8
Cash	1,031,421
Interest receivable	7,832,008
Receivable from brokers — net variation margin on centrally cleared swap contracts	2,196,057
Receivable for securities sold	1,031,811
Receivable for Fund shares sold	233,043
Dividends receivable from affiliated investments	33,750
Prepaid expenses	37,767
Total Assets	504,375,774
Liabilities:
Payable for securities purchased	7,210,993
Payable for Fund shares repurchased	974,055
Investment management fee payable	229,530
Service and/or distribution fees payable	89,149
Distributions payable	76,019
Unrealized depreciation on forward foreign currency contracts	21,170
Trustees’ fees payable	1,865
Accrued expenses	253,391
Total Liabilities	8,856,172
Total Net Assets	$495,519,602
Net Assets:
Par value (Note 7)	$1,026
Paid-in capital in excess of par value	731,039,322
Total distributable earnings (loss)	(235,520,746)
Total Net Assets	$495,519,602
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Annual Report

Net Assets:
Class A	$369,671,540
Class C	$12,432,670
Class C1	$227,684
Class R	$39,588
Class I	$113,148,120
Shares Outstanding:
Class A	76,626,096
Class C	2,575,434
Class C1	46,844
Class R	8,227
Class I	23,364,391
Net Asset Value:
Class A (and redemption price)	$4.82
Class C*	$4.83
Class C1*	$4.86
Class R (and redemption price)	$4.81
Class I (and redemption price)	$4.84
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$4.93

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Annual Report

Statement of Operations
For the Year Ended July 31, 2025

Investment Income:
Interest	$38,542,638
Dividends from affiliated investments	385,424
Dividends from unaffiliated investments	355,295
Less: Foreign taxes withheld	(2,809)
Total Investment Income	39,280,548
Expenses:
Investment management fee (Note 2)	2,717,543
Service and/or distribution fees (Notes 2 and 5)	1,029,682
Transfer agent fees (Notes 2 and 5)	474,933
Registration fees	100,752
Fund accounting fees	87,035
Audit and tax fees	46,130
Legal fees	25,642
Shareholder reports	23,053
Trustees’ fees	16,522
Commitment fees (Note 10)	4,597
Insurance	3,077
Custody fees	422
Miscellaneous expenses	14,090
Total Expenses	4,543,478
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(9,061)
Net Expenses	4,534,417
Net Investment Income	34,746,131
Realized and Unrealized Gain (Loss) on Investments, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(98,622)
Written options	113,164
Swap contracts	844,961
Forward foreign currency contracts	(3,212)
Foreign currency transactions	(349)
Net Realized Gain	855,942
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	2,334,127
Swap contracts	(292,162)
Forward foreign currency contracts	(4,630)
Foreign currencies	(228)
Change in Net Unrealized Appreciation (Depreciation)	2,037,107
Net Gain on Investments, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	2,893,049
Increase in Net Assets From Operations	$37,639,180
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended July 31,	2025	2024
Operations:
Net investment income	$34,746,131	$32,188,171
Net realized gain (loss)	855,942	(8,100,698)
Change in net unrealized appreciation (depreciation)	2,037,107	13,574,974
Increase in Net Assets From Operations	37,639,180	37,662,447
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(35,669,853)	(32,798,630)
Decrease in Net Assets From Distributions to Shareholders	(35,669,853)	(32,798,630)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	144,082,022	183,801,403
Reinvestment of distributions	34,712,760	31,785,336
Cost of shares repurchased	(178,804,290)	(119,657,013)
Increase (Decrease) in Net Assets From Fund Share Transactions	(9,508)	95,929,726
Increase in Net Assets	1,959,819	100,793,543
Net Assets:
Beginning of year	493,559,783	392,766,240
End of year	$495,519,602	$493,559,783
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$4.80	$4.75	$4.78	$5.32	$4.97
Income (loss) from operations:
Net investment income	0.34	0.35	0.32	0.23	0.23
Net realized and unrealized gain (loss)	0.03	0.05	(0.02)	(0.52)	0.36
Total income (loss) from operations	0.37	0.40	0.30	(0.29)	0.59
Less distributions from:
Net investment income	(0.35)	(0.35)	(0.33)	(0.25)	(0.24)
Total distributions	(0.35)	(0.35)	(0.33)	(0.25)	(0.24)
Net asset value, end of year	$4.82	$4.80	$4.75	$4.78	$5.32
Total return[2]	7.86%	8.81%	6.66%	(5.60)%	12.20%
Net assets, end of year (millions)	$370	$341	$273	$265	$287
Ratios to average net assets:
Gross expenses	0.96%	0.97%	0.99%	0.99%	1.00%
Net expenses[3,4]	0.96	0.97	0.99	0.99	1.00
Net investment income	6.99	7.29	6.79	4.57	4.45
Portfolio turnover rate	47%	65%	32%	41%	88%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$4.80	$4.76	$4.78	$5.32	$4.97
Income (loss) from operations:
Net investment income	0.30	0.31	0.28	0.20	0.19
Net realized and unrealized gain (loss)	0.04	0.05	(0.00)[2]	(0.52)	0.37
Total income (loss) from operations	0.34	0.36	0.28	(0.32)	0.56
Less distributions from:
Net investment income	(0.31)	(0.32)	(0.30)	(0.22)	(0.21)
Total distributions	(0.31)	(0.32)	(0.30)	(0.22)	(0.21)
Net asset value, end of year	$4.83	$4.80	$4.76	$4.78	$5.32
Total return[3]	7.32%	8.03%	5.90%	(6.27)%	11.40%
Net assets, end of year (000s)	$12,433	$13,252	$11,944	$13,447	$21,565
Ratios to average net assets:
Gross expenses	1.67%	1.69%	1.71%	1.71%	1.71%
Net expenses[4,5]	1.67	1.69	1.71	1.71	1.71
Net investment income	6.28	6.56	6.03	3.81	3.74
Portfolio turnover rate	47%	65%	32%	41%	88%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class C1 Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$4.83	$4.79	$4.81	$5.35	$4.99
Income (loss) from operations:
Net investment income	0.31	0.32	0.30	0.21	0.21
Net realized and unrealized gain (loss)	0.04	0.05	(0.01)	(0.52)	0.37
Total income (loss) from operations	0.35	0.37	0.29	(0.31)	0.58
Less distributions from:
Net investment income	(0.32)	(0.33)	(0.31)	(0.23)	(0.22)
Total distributions	(0.32)	(0.33)	(0.31)	(0.23)	(0.22)
Net asset value, end of year	$4.86	$4.83	$4.79	$4.81	$5.35
Total return[2]	7.50%	8.26%	6.19%	(5.97)%	11.66%
Net assets, end of year (000s)	$228	$417	$1,054	$1,207	$2,351
Ratios to average net assets:
Gross expenses	1.49%	1.47%	1.43%	1.45%	1.44%
Net expenses[3,4]	1.49	1.47	1.43	1.45	1.43
Net investment income	6.46	6.78	6.32	4.07	4.05
Portfolio turnover rate	47%	65%	32%	41%	88%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class R Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$4.79	$4.74	$4.77	$5.32	$4.96
Income (loss) from operations:
Net investment income	0.32	0.32	0.30	0.21	0.21
Net realized and unrealized gain (loss)	0.02	0.06	(0.01)	(0.53)	0.38
Total income (loss) from operations	0.34	0.38	0.29	(0.32)	0.59
Less distributions from:
Net investment income	(0.32)	(0.33)	(0.32)	(0.23)	(0.23)
Total distributions	(0.32)	(0.33)	(0.32)	(0.23)	(0.23)
Net asset value, end of year	$4.81	$4.79	$4.74	$4.77	$5.32
Total return[2]	7.40%	8.35%	6.30%	(6.16)%	11.81%
Net assets, end of year (000s)	$40	$49	$43	$37	$147
Ratios to average net assets:
Gross expenses	1.46%	1.67%	1.39%	1.41%	1.35%
Net expenses[3,4]	1.40	1.40	1.39	1.40	1.35
Net investment income	6.57	6.86	6.41	4.01	4.09
Portfolio turnover rate	47%	65%	32%	41%	88%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Short Duration High Income Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$4.82	$4.77	$4.80	$5.34	$4.99
Income (loss) from operations:
Net investment income	0.35	0.36	0.33	0.25	0.24
Net realized and unrealized gain (loss)	0.03	0.06	(0.01)	(0.52)	0.37
Total income (loss) from operations	0.38	0.42	0.32	(0.27)	0.61
Less distributions from:
Net investment income	(0.36)	(0.37)	(0.35)	(0.27)	(0.26)
Total distributions	(0.36)	(0.37)	(0.35)	(0.27)	(0.26)
Net asset value, end of year	$4.84	$4.82	$4.77	$4.80	$5.34
Total return[2]	8.11%	9.08%	6.94%	(5.31)%	12.47%
Net assets, end of year (000s)	$113,148	$138,703	$106,586	$90,785	$75,702
Ratios to average net assets:
Gross expenses	0.73%	0.72%	0.73%	0.73%	0.72%
Net expenses[3,4]	0.72	0.72	0.72	0.73	0.72
Net investment income	7.23	7.53	7.07	4.85	4.69
Portfolio turnover rate	47%	65%	32%	41%	88%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts
Western Asset Short Duration High Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Short Duration High Income Fund 2025 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$37,562,846	$2,385,297	$39,948,143
Financials	—	51,480,690	0 *	51,480,690
Health Care	—	31,171,093	0 *	31,171,093
Other Corporate Bonds & Notes	—	264,408,024	—	264,408,024
Senior Loans:
Communication Services	—	6,232,056	1,543,831	7,775,887
Consumer Discretionary	—	7,415,041	1,442,895	8,857,936
Materials	—	765,333	858,230	1,623,563
Other Senior Loans	—	25,934,274	—	25,934,274
Asset-Backed Securities	—	27,535,243	—	27,535,243
Investments in Underlying Funds	$9,779,825	—	—	9,779,825
Collateralized Mortgage Obligations	—	8,339,486	—	8,339,486
Convertible Bonds & Notes	—	4,020,422	—	4,020,422
Sovereign Bonds	—	1,098,053	—	1,098,053
Common Stocks:
Consumer Discretionary	609,222	—	—	609,222
Energy	—	—	0 *	0*
Industrials	328,280	1,906	—	330,186
Materials	—	—	23,871	23,871
Warrants	—	233,245	—	233,245
Total Long-Term Investments	10,717,327	466,197,712	6,254,124	483,169,163
Short-Term Investments†	8,810,746	—	—	8,810,746
Total Investments	$19,528,073	$466,197,712	$6,254,124	$491,979,909
Other Financial Instruments:
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	$1,094	—	$1,094
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	24,485	—	24,485
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	2,470	—	2,470
Total Other Financial Instruments	—	$28,049	—	$28,049
Total	$19,528,073	$466,225,761	$6,254,124	$492,007,958
Western Asset Short Duration High Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$21,170	—	$21,170
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	236,702	—	236,702
Total	—	$257,872	—	$257,872

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2024	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Energy	—	$3,128	—	$(3,128)	$2,385,297
Financials	$30,300	—	—	(30,300)	—
Health Care	0 *	—	—	—	—
Senior Loans:
Communication Services	—	(713)	$1,045	21,434	1,675,540
Consumer Discretionary	3,383,500	3,706	(5,243)	(44,652)	3,316,563
Financials	925,403	2,401	4,042	(5,857)	119,309
Health Care	861,262	1,307	(13,659)	92,449	—
Industrials	3,767,184	3,646	(14,107)	60,316	—
Materials	850,664	—	—	7,566	—
Real Estate	641,592	450	(970)	(18,631)	—
Common Stocks:
Energy	24,645	—	—	(24,645)	—
Materials	121,454	—	—	(97,583)	—
Total	$10,606,004	$13,925	$(28,892)	$(43,031)	$7,496,709

Western Asset Short Duration High Income Fund 2025 Annual Report

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[3]	Balance as of July 31, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2025[2]
Corporate Bonds & Notes:
Energy	—	—	—	$2,385,297	$(3,128)
Financials	—	—	—	0 *	—
Health Care	—	—	—	0 *	—
Senior Loans:
Communication Services	$(153,475)	—	—	1,543,831	21,434
Consumer Discretionary	(5,210,979)	—	—	1,442,895	13,723
Financials	(1,045,298)	—	—	—	—
Health Care	(202,432)	—	$(738,927)	—	—
Industrials	(243,357)	—	(3,573,682)	—	—
Materials	—	—	—	858,230	7,566
Real Estate	(622,441)	—	—	—	—
Common Stocks:
Energy	—	—	—	0 *	—
Materials	—	—	—	23,871	(97,583)
Total	$(7,477,982)	—	$(4,312,609)	$6,254,124	$(57,988)

*	Amount represents less than $1.
[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.
[2]
This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation)
resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
Western Asset Short Duration High Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Western Asset Short Duration High Income Fund 2025 Annual Report

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of July 31, 2025, the total notional value of all credit default swaps to sell protection was $7,399,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended July 31, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to
Western Asset Short Duration High Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the  Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the  Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

Western Asset Short Duration High Income Fund 2025 Annual Report

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(h) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At July 31, 2025, the Fund had sufficient cash and/or securities to cover these commitments.
(i) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Western Asset Short Duration High Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its

Western Asset Short Duration High Income Fund 2025 Annual Report

contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across  transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of July 31, 2025, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $21,170. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
Western Asset Short Duration High Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(p) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(q) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These

Western Asset Short Duration High Income Fund 2025 Annual Report

reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC  is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares did not exceed 1.00%, 1.75%, 1.40% and 0.85%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended July 31, 2025, fees waived and/or expenses reimbursed amounted to $9,061, which included an affiliated money market fund waiver of $9,036.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Western Asset Short Duration High Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Pursuant to these arrangements, at July 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class R
Expires July 31, 2025	—
Expires July 31, 2026	$108
Expires July 31, 2027	25
Total fee waivers/expense reimbursements subject to recapture	$133
For the year ended July 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended July 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $9,614 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. Class C shares and Class C1 shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended July 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$54,360	—
CDSCs	4,541	$1,819
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

Western Asset Short Duration High Income Fund 2025 Annual Report

3. Investments
During the year ended July 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$226,613,634	—
Sales	236,226,726	$453,054
At July 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$499,975,671	$10,703,219	$(18,698,981)	$(7,995,762)
Forward foreign currency contracts	—	—	(21,170)	(21,170)
Swap contracts	192,731	28,049	(236,702)	(208,653)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at July 31, 2025.

ASSET DERIVATIVES[1]
Credit Risk
Centrally cleared swap contracts[2]	$28,049

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$21,170	—	$21,170
Centrally cleared swap contracts[2]	—	$236,702	236,702
Total	$21,170	$236,702	$257,872

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Western Asset Short Duration High Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended July 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	—	$(56,430)	$(56,430)
Written options	—	113,164	113,164
Swap contracts	—	844,961	844,961
Forward foreign currency contracts	$(3,212)	—	(3,212)
Total	$(3,212)	$901,695	$898,483

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$(292,162)	$(292,162)
Forward foreign currency contracts	$(4,630)	—	(4,630)
Total	$(4,630)	$(292,162)	$(296,792)
During the year ended July 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options†	$2,792
Written options†	23,020
Forward foreign currency contracts (to buy)	1,093,928
Forward foreign currency contracts (to sell)†	24,819
Average Notional Balance**
Credit default swap contracts (buy protection)	$2,499,692
Credit default swap contracts (sell protection)	9,287,808

*	Based on the average of the market values at each month-end during the period.
†	At July 31, 2025, there were no open positions held in this derivative.
**	Based on the average of the notional amounts at each month-end during the period.

Western Asset Short Duration High Income Fund 2025 Annual Report

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
Citibank N.A.	—	$(6,000)	$(6,000)	—	$(6,000)
JPMorgan Chase & Co.	—	(15,170)	(15,170)	—	(15,170)
Total	—	$(21,170)	$(21,170)	—	$(21,170)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended July 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$900,311	$333,605
Class C	126,309	6,621
Class C1	2,861	726
Class R	201	141
Class I	—	133,840
Total	$1,029,682	$474,933
For the year ended July 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$6,592
Class C	230
Class C1	7
Class R	26
Class I	2,206
Total	$9,061
Western Asset Short Duration High Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
6. Distributions to shareholders by class

	Year Ended July 31, 2025	Year Ended July 31, 2024
Net Investment Income:
Class A	$25,856,320	$22,423,709
Class C	817,222	853,691
Class C1	27,195	48,304
Class R	2,719	2,779
Class I	8,966,397	9,470,147
Total	$35,669,853	$32,798,630
7. Shares of beneficial interest
At July 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended July 31, 2025		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	17,796,071	$85,685,150	22,092,471	$104,821,313
Shares issued on reinvestment	5,281,939	25,454,619	4,628,079	21,958,997
Shares repurchased	(17,537,132)	(84,360,276)	(13,085,768)	(62,044,704)
Net increase	5,540,878	$26,779,493	13,634,782	$64,735,606
Class C
Shares sold	694,155	$3,347,064	1,089,604	$5,174,873
Shares issued on reinvestment	162,770	784,842	171,878	815,533
Shares repurchased	(1,041,230)	(5,008,607)	(1,012,822)	(4,817,059)
Net increase (decrease)	(184,305)	$(876,701)	248,660	$1,173,347
Class C1
Shares sold	32,883	$159,008	16,249	$77,373
Shares issued on reinvestment	5,602	27,189	10,071	48,029
Shares repurchased	(77,848)	(376,163)	(160,176)	(761,704)
Net decrease	(39,363)	$(189,966)	(133,856)	$(636,302)
Class R
Shares sold	1,710	$8,212	3,392	$16,067
Shares issued on reinvestment	565	2,719	549	2,601
Shares repurchased	(4,234)	(20,535)	(2,767)	(12,827)
Net increase (decrease)	(1,959)	$(9,604)	1,174	$5,841

Western Asset Short Duration High Income Fund 2025 Annual Report

	Year Ended July 31, 2025		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	11,349,945	$54,882,588	15,514,996	$73,711,777
Shares issued on reinvestment	1,744,525	8,443,391	1,880,918	8,960,176
Shares repurchased	(18,519,757)	(89,038,709)	(10,939,899)	(52,020,719)
Net increase (decrease)	(5,425,287)	$(25,712,730)	6,456,015	$30,651,234
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended July 31, 2025. The following transactions were effected in such company for the year ended July 31, 2025.

	Affiliate Value at July 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$543,759	$177,607,465	177,607,465	$169,340,478	169,340,478

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$385,424	—	$8,810,746
9. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 7/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	466	3/25	$5,673	$1,906	$4.09	0.00%(a)
Spirit Airlines LLC, Warrants	57,028	3/25	694,222	233,245 (b)	4.09	0.05
Western Asset Short Duration High Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 7/31/2025	Value Per Share/Warrant	Percent of Net Assets
			$699,895	$235,151		0.05%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended July 31, 2025.
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended July 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$35,669,853	$32,798,630
As of July 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$2,387,734
Deferred capital losses*	(229,628,045)
Other book/tax temporary differences(a)	(54,850)
Unrealized appreciation (depreciation)(b)	(8,225,585)
Total distributable earnings (loss) — net	$(235,520,746)

Western Asset Short Duration High Income Fund 2025 Annual Report

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains
(losses) on certain futures, options and foreign currency contracts, the difference between cash and accrual basis distributions paid and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium on fixed income securities; book/tax differences in the accrual of interest income on securities in default and other book/tax basis adjustments.

12. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Short Duration High Income Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Short Duration High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Short Duration High Income Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent, portfolio company investee, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
September 18, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Short Duration High Income Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2025:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$20,024,059
Section 163(j) Interest Earned	§163(j)	$33,872,799
Interest Earned from Federal Obligations	Note (1)	$384,975
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset Short Duration High Income Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Short Duration High Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 29, 2025. At an in-person meeting held on May 13, 2025, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreement between FTFA and the Non-U.S. Subadviser.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
Western Asset Short Duration High Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2024. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional short high yield funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2024 was above the median. The Board noted that the Fund’s performance was approximately equal to the performance of its benchmark index for the 1-year period ended December 31, 2024 and trailed the performance of its benchmark index for the 3-, 5- and 10-year periods ended December 31, 2024. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

Western Asset Short Duration High Income Fund

The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional short high yield funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was at the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2026.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Western Asset Short Duration High Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Short Duration High Income Fund

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Western Asset
Short Duration High Income Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Short Duration High Income Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Short Duration High Income Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Short Duration High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90025-AFSOI 9/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 22, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	September 22, 2025